Schedule of Investments (unaudited)	iShares® 1-3 Year International Treasury Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

		Par
Security		(000)	Value

Foreign Government Obligations

Australia — 4.6%
Australia Government Bond
0.25%, 11/21/25(a)	AUD	948	$584,756
0.50%, 09/21/26(a)	AUD	1,780	1,077,395
3.25%, 04/21/25(a)	AUD	1,570	1,022,377
4.25%, 04/21/26(a)	AUD	1,280	850,484
			3,535,012
Austria — 4.5%
Republic of Austria Government Bond
0.00%, 04/20/25(b)	EUR	630	656,876
0.75%, 10/20/26(b)	EUR	1,060	1,093,959
1.20%, 10/20/25(b)	EUR	750	790,829
2.00%, 07/15/26(b)	EUR	230	245,678
4.85%, 03/15/26(b)	EUR	652	737,099
			3,524,441
Belgium — 4.5%
Kingdom of Belgium Government Bond
0.80%, 06/22/25(b)	EUR	1,540	1,618,344
1.00%, 06/22/26(b)	EUR	1,190	1,243,080
4.50%, 03/28/26(b)	EUR	583	655,691
			3,517,115
Canada — 4.6%
Canadian Government Bond
0.25%, 03/01/26	CAD	610	420,972
0.50%, 09/01/25	CAD	480	336,887
1.00%, 09/01/26	CAD	450	312,193
1.25%, 03/01/25	CAD	190	136,479
1.50%, 04/01/25	CAD	268	192,614
1.50%, 06/01/26	CAD	110	77,601
2.25%, 06/01/25	CAD	260	188,137
3.00%, 10/01/25	CAD	460	335,411
3.00%, 04/01/26	CAD	100	72,988
3.50%, 08/01/25	CAD	320	235,019
3.75%, 02/01/25	CAD	440	324,221
3.75%, 05/01/25	CAD	370	272,877
4.50%, 11/01/25	CAD	450	336,520
4.50%, 02/01/26	CAD	410	307,925
			3,549,844
Denmark — 2.4%
Denmark Government Bond, 1.75%, 11/15/25	DKK	13,260	1,895,316

Finland — 4.5%
Finland Government Bond
0.00%, 09/15/26(b)	EUR	610	618,157
0.50%, 04/15/26(b)	EUR	1,000	1,034,652
0.88%, 09/15/25(b)	EUR	689	723,552
4.00%, 07/04/25(b)	EUR	1,046	1,149,121
			3,525,482
France — 9.6%
French Republic Government Bond OAT
0.00%, 02/25/25(a)	EUR	243	254,286
0.00%, 03/25/25(a)	EUR	1,000	1,044,713
0.00%, 02/25/26(a)	EUR	830	852,222
0.25%, 11/25/26(a)	EUR	620	631,306
0.50%, 05/25/25(a)	EUR	742	777,823
0.50%, 05/25/26(a)	EUR	1,080	1,116,035
1.00%, 11/25/25(a)	EUR	550	577,564
2.50%, 09/24/26(a)	EUR	810	876,505
3.50%, 04/25/26(a)	EUR	770	850,030
		Par
Security		(000)	Value

France (continued)
6.00%, 10/25/25(a)	EUR	390	$444,696
			7,425,180
Germany — 7.2%
Bundesobligation
0.00%, 04/11/25(a)	EUR	335	349,896
0.00%, 10/10/25(a)	EUR	560	579,992
0.00%, 04/10/26(a)	EUR	660	678,020
0.00%, 10/09/26(a)	EUR	380	387,057
Series G, 0.00%, 10/10/25(a)	EUR	100	103,668
Bundesrepublik Deutschland Bundesanleihe
0.00%, 08/15/26(a)	EUR	620	633,397
0.50%, 02/15/25(a)	EUR	531	559,052
0.50%, 02/15/26(a)	EUR	560	582,576
1.00%, 08/15/25(a)	EUR	735	774,528
Bundesschatzanweisungen
2.50%, 03/13/25(a)	EUR	250	268,757
2.80%, 06/12/25(a)	EUR	320	345,696
3.10%, 09/18/25(a)	EUR	270	293,887
			5,556,526
Ireland — 4.5%
Ireland Government Bond
1.00%, 05/15/26(a)	EUR	1,610	1,685,468
5.40%, 03/13/25	EUR	1,597	1,768,507
			3,453,975
Israel — 4.7%
Israel Government Bond - Fixed
0.50%, 04/30/25	ILS	3,750	987,532
0.50%, 02/27/26	ILS	4,070	1,044,984
1.75%, 08/31/25	ILS	3,460	918,761
6.25%, 10/30/26	ILS	2,240	654,100
			3,605,377
Italy — 9.7%
Italy Buoni Poliennali Del Tesoro
0.00%, 04/01/26(a)	EUR	400	406,374
0.00%, 08/01/26(a)	EUR	380	382,667
0.35%, 02/01/25(a)	EUR	330	346,588
0.50%, 02/01/26(a)	EUR	407	419,436
0.85%, 01/15/27(a)	EUR	270	275,516
1.20%, 08/15/25(a)	EUR	220	231,358
1.45%, 05/15/25(a)	EUR	480	508,242
1.50%, 06/01/25(a)	EUR	400	423,488
1.60%, 06/01/26(a)	EUR	400	420,206
1.85%, 07/01/25(b)	EUR	160	170,094
2.00%, 12/01/25(a)	EUR	380	404,112
2.10%, 07/15/26(a)	EUR	800	849,482
2.50%, 11/15/25(a)	EUR	430	461,550
3.40%, 03/28/25(a)	EUR	323	349,866
3.50%, 01/15/26(a)	EUR	160	174,854
3.80%, 04/15/26(a)	EUR	180	198,345
3.85%, 09/15/26(a)	EUR	680	753,072
4.50%, 03/01/26(b)	EUR	359	400,367
5.00%, 03/01/25(b)	EUR	338	372,023
			7,547,640
Japan — 8.9%
Japan Government Five Year Bond
0.00%, 03/20/26	JPY	63,500	430,909
0.00%, 06/20/26	JPY	42,900	291,051
0.00%, 09/20/26	JPY	79,150	536,847
0.00%, 12/20/26	JPY	109,950	745,341
0.10%, 03/20/25	JPY	49,350	335,807

Schedule of Investments (unaudited) (continued)	iShares® 1-3 Year International Treasury Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

		Par
Security		(000)	Value

Japan (continued)
0.10%, 06/20/25	JPY	45,650	$310,617
0.10%, 09/20/25	JPY	75,150	511,253
0.10%, 12/20/25	JPY	39,300	267,276
Japan Government Ten Year Bond
0.10%, 03/20/26	JPY	29,050	197,531
0.10%, 06/20/26	JPY	16,950	115,255
0.30%, 12/20/25	JPY	16,800	114,685
0.40%, 06/20/25	JPY	36,750	251,093
0.40%, 09/20/25	JPY	25,000	170,908
Japan Government Twenty Year Bond
1.90%, 06/20/25	JPY	15,400	107,388
2.00%, 12/20/25	JPY	10,450	73,606
2.10%, 03/20/26	JPY	5,000	35,443
2.30%, 03/20/26	JPY	14,650	104,271
2.30%, 06/20/26	JPY	23,550	168,501
Japan Government Two Year Bond
0.00%, 03/01/25	JPY	22,050	149,870
0.00%, 04/01/25	JPY	62,600	425,453
0.00%, 05/01/25	JPY	23,450	159,361
0.00%, 06/01/25	JPY	45,650	310,189
0.00%, 07/01/25	JPY	16,350	111,085
0.00%, 08/01/25	JPY	105,150	714,303
0.00%, 10/01/25	JPY	37,400	253,986
			6,892,029
Netherlands — 4.6%
Netherlands Government Bond
0.00%, 01/15/26(b)	EUR	606	624,104
0.00%, 01/15/27(b)	EUR	680	687,403
0.25%, 07/15/25(b)	EUR	950	990,629
0.50%, 07/15/26(b)	EUR	1,190	1,229,191
			3,531,327
New Zealand — 2.4%
New Zealand Government Bond
0.50%, 05/15/26	NZD	1,650	919,428
2.75%, 04/15/25(a)	NZD	1,574	935,610
			1,855,038
Norway — 2.6%
Norway Government Bond
1.50%, 02/19/26(b)	NOK	10,298	937,882
1.75%, 03/13/25(b)	NOK	11,528	1,068,482
			2,006,364
Singapore — 4.6%
Singapore Government Bond
0.50%, 11/01/25	SGD	1,310	932,605
1.25%, 11/01/26	SGD	1,090	776,301
		Par
Security		(000)	Value

Singapore (continued)
2.13%, 06/01/26	SGD	1,100	$803,791
2.38%, 06/01/25	SGD	1,408	1,036,662
			3,549,359
Spain — 5.6%
Spain Government Bond
0.00%, 01/31/25	EUR	110	115,129
0.00%, 05/31/25	EUR	586	608,839
0.00%, 01/31/26	EUR	140	143,403
1.30%, 10/31/26(b)	EUR	540	563,503
1.60%, 04/30/25(b)	EUR	625	663,314
1.95%, 04/30/26(b)	EUR	330	350,911
2.15%, 10/31/25(b)	EUR	450	481,155
2.80%, 05/31/26	EUR	400	433,426
4.65%, 07/30/25(b)	EUR	388	429,572
5.90%, 07/30/26(b)	EUR	490	570,053
			4,359,305
Sweden — 3.9%
Sweden Government Bond
1.00%, 11/12/26(a)	SEK	16,230	1,500,253
2.50%, 05/12/25(a)	SEK	16,030	1,531,350
			3,031,603
United Kingdom — 5.6%
United Kingdom Gilt
0.13%, 01/30/26(a)	GBP	200	235,109
0.25%, 01/31/25(a)	GBP	350	425,059
0.38%, 10/22/26(a)	GBP	490	566,083
0.63%, 06/07/25(a)	GBP	381	459,810
1.50%, 07/22/26(a)	GBP	290	347,587
2.00%, 09/07/25(a)	GBP	300	367,187
3.50%, 10/22/25(a)	GBP	680	851,078
4.13%, 01/29/27(a)	GBP	500	638,276
5.00%, 03/07/25(a)	GBP	340	432,864
			4,323,053

Total Investments — 99.0%
(Cost: $76,242,675)			76,683,986

Other Assets Less Liabilities — 1.0%			790,442

Net Assets — 100.0%			$77,474,428

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Schedule of Investments (unaudited) (continued)	iShares® 1-3 Year International Treasury Bond ETF
January 31, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$10,000	$—	$(10,000	)(b)	$—	$—	$—	—	$92	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Foreign Government Obligations	$—	$76,683,986	$—	$76,683,986

Currency Abbreviation

AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
DKK	Danish Krone	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	SGD	Singapore Dollar
ILS	Israeli Shekel

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